As filed with the Securities and Exchange Commission on July 1, 2022

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,559	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,559	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o BlackRock Fund Advisors

60 State Street

Boston, MA 02109

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

BENJAMIN HASKIN, ESQ.	MARISA ROLLAND, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
1875 K STREET, NW	400 HOWARD STREET
WASHINGTON, DC 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)	☒	On July 29, 2022, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,559 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until July 29, 2022, the effectiveness of the registration statement for the iShares High Yield Corporate Bond BuyWrite Strategy ETF, filed in Post-Effective Amendment No. 2,540 on April 20, 2022, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 2,559 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 2,540.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,559 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 1st day of July, 2022.

iSHARES TRUST

By:
Armando Senra*
President

Date: July 1, 2022

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,559 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: July 1, 2022

John E. Martinez*
Trustee

Date: July 1, 2022

Cecilia H. Herbert*
Trustee

Date: July 1, 2022

John E. Kerrigan*
Trustee

Date: July 1, 2022

Robert S. Kapito*
Trustee

Date: July 1, 2022

Madhav V. Rajan*
Trustee

Date: July 1, 2022

Jane D. Carlin*
Trustee

Date: July 1, 2022

Drew E. Lawton*
Trustee

Date: July 1, 2022

Richard L. Fagnani*
Trustee

Date: July 1, 2022

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: July 1, 2022

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: July 1, 2022

*

Powers of Attorney, each dated June 15, 2022, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,556, filed June 27, 2022.